UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

Investment Company Act file number                811-21399
                                  -------------------------------------


                            The Aegis Funds
-----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


              1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)


 William S. Berno, 1100 N. Glebe Rd., Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code:  (703) 528-7788
                                                   -------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:    12/31/07
                         -----------------

ITEM 1.    REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------






                            AEGIS / HIGH YIELD FUND





                            ------------------------
                              FOURTH ANNUAL REPORT
                                DECEMBER 31, 2007
                            ------------------------






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------


                              Shareholders' Letter

                                                              February 20, 2008

To the Shareholders of the Aegis High Yield Fund:

We are pleased to present the Aegis High Yield Fund's Fourth Annual Report, for the fiscal year ended December 31, 2007.

We want to take this opportunity to welcome our new shareholders to the Fund. At any time, if you would like further information about the Fund, please go to our website at www.aegisfunds.com for a more detailed look at the high-yield bond market and the Fund's performance record. We will briefly review the objectives and strategy of the Aegis High Yield Fund.

The Aegis High Yield Fund seeks to earn consistent total returns that exceed its benchmark index over periods of three to five years, while striving for below-average risk compared to its peers. The Fund's long-term investment strategy is based on its total return objective. We use in-depth fundamental analysis of issuers to identify bonds and build a portfolio with the potential for capital appreciation due to improved company performance, ratings upgrades, or better industry conditions. We seek situations where Wall Street's appraisal of a security's value is more negative than we have determined based upon an independent study of the facts. The bonds purchased for the portfolio are not necessarily the highest-yielding issues in the market. Our goal is to maximize risk-adjusted long-term total return.

For the fiscal year ended December 31, 2007, the Fund posted a total return of 0.74%, versus a total return of 1.87% for its benchmark, the Lehman U.S. Corporate High Yield Index. From inception at January 1, 2004, the Fund's annualized total return is 6.37% compared to 6.80% for the Lehman Index.

The weighted average maturity of the Fund portfolio at December 31 was approximately 4.1 years. The duration of the Fund portfolio was 3.40 years, compared to 4.61 years for the Lehman Index. Duration is a measure of the sensitivity of a portfolio's value to changes in interest rates. The Fund's short duration makes it less sensitive to a rise in interest rate risk than the Lehman index.

The Fund's net asset value at December 31 was $9.93 per share versus $10.69 one year ago. Income distributions totaling 73.7 cents per share and net capital gains of 11.9 cents per share were paid during the year. At December 31, the Fund's SEC 30-day annualized yield to maturity was 9.18%.

The Fund performed well during the first half of 2007, as the high-yield market continued to benefit from solid economic growth and easy credit conditions.

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                       Shareholders' Letter - (continued)

During the second half of the year, the market suffered a serious downturn, and high-yield spreads ballooned from a cyclical low of 241 basis points on June 5 to over 560 basis points by December 31 as losses on mortgage securities and various derivative securities precipitated a squeeze on liquidity and credit.

While the Fund entered this period with a shorter portfolio maturity and duration than its benchmark index, a very poor performance by the financial and real estate issues in the portfolio caused the Fund to decline somewhat more than the overall market during the second half of the year.

In particular, virtually all of the portfolio issues in the financial services industry suffered significant price declines as investors feared serious declines in asset values and credit quality. The Fund also was hurt by a portion of its portfolio invested in housing-related issues, another sector that was hit hard in the market downturn. We believe that most of the damage has been done as this letter is written, and expect conditions to improve sharply after perhaps several more quarters of volatility in the high-yield market.

A more in-depth review of the Fund's performance and outlook can be found in the Advisor's report that is posted on our website. Our decision to use this particular format is a result of the Sarbanes-Oxley Act of 2002. Under the Act, mutual fund officers are required to certify the entirety of each Annual and Semi-Annual report. After some deliberation, we reached the conclusion that we are not in a position to certify data provided by third parties, nor will we certify any analysis and subjective conclusions drawn from such data.

Nonetheless, we strongly feel that a thoughtful and detailed discussion of current market conditions is important to our shareholders. Therefore, please continue to anticipate reading this more editorial type of commentary and analysis in the Advisor's Report in the future.

Finally, we want you to know that your Fund Advisor's employees and their family members have expressed their confidence in the Fund by purchasing nearly $2 million of shares personally. We thank you for choosing to invest in the Fund and are pleased to have you with us.

Aegis Financial Corporation
William S. Berno, CFA
Managing Director, Portfolio Manager

----------------
Note: All historical performance returns shown in this shareholders' letter for the Aegis High Yield Fund are pre-tax returns. Returns include reinvestment of income and capital gains. Past performance is no guarantee of future results. Share prices will fluctuate, so that shares may be worth more or less than their original cost when redeemed.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                    About Your Fund's Expenses (Unaudited)

Important Note:

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire semi-annual period, July 1, 2007 - December 31, 2007.


Actual expenses

The table below provides information about actual account values and actual expenses.

                                                                                  Hypothetical
                                                                            (5% annual return before
                                                         Actual                     expenses)
                                              -------------------------------------------------------
                                  Beginning         Ending        Expenses      Ending      Expenses
                                   Account         Account          Paid        Account       Paid
                                    Value           Value          During        Value       During
Fund                            (07/01/2007)   (12/31/2007)(1)   Period(2)   (12/31/2007)   Period(2)
-----------------------------------------------------------------------------------------------------
Aegis High Yield Fund ........   $ 1,000.00       $ 956.20        $ 5.92      $ 1,018.95     $ 6.11

----------------
(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2007 to December 31, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's actual expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative returns at net asset value for the period July 1, 2007 to December 31, 2007 were (4.38)%.

(2) Expenses are equal to the Fund's annualized expense ratio (1.20%) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period between 07/01/2007 and 12/31/2007).

You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table above also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund is a pure no-load fund and does not charge any sales charges (loads), distribution or service fees, or redemption fees.

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

Key Statistics

Results of a $10,000 Investment

                                  [LINE CHART]

                              12/31/03    3/31/04     6/30/04   9/30/04    12/31/04    3/31/05      6/30/05   9/30/05
Aegis High Yield Fund           10,000      9,970      10,031    10,111      10,386     10,396       10,563    10,951
Lehman U.S. High-Yield Index    10,000     10,234      10,136    10,627      11,113     10,934       11,236    11,340

                              12/31/05    3/31/06     6/30/06   9/30/06    12/31/06    3/31/07      6/30/07    9/30/07    12/31/07
Aegis High Yield Fund           11,037     11,408      11,707    12,045      12,707     13,243       13,387     13,094      12,800
Lehman U.S. High-Yield Index    11,417     11,746      11,776    12,255      12,770     13,106       13,135     13,179      13,009

Average Annual Total Returns (As of December 31, 2007)

                                             Aegis High   Lehman HY
                                                Yield       Index
                                            -----------------------
Trailing 1 Year ...........................      0.74%       1.87%
Since inception (January 1, 2004) .........      6.37%       6.80%

Returns on both Aegis High Yield Fund and Lehman Index assume reinvestment of all dividends and distributions. Fund returns are after all expenses. Past performance is not predictive of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions. As of December 31, 2006 gross expenses for the fund were 5.17%.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                     Portfolio Characteristics (Unaudited)

                                             % of the Fund's
                                                Net Assets
Industry Breakdown                         --------------------
Corporate Bonds ..........................               95.2%
  Agriculture ............................     1.4%
  Airlines ...............................     1.3%
  Apparel ................................     0.5%
  Auto Parts & Equipment .................     3.5%
  Building Materials .....................     2.6%
  Commercial Services ....................     2.5%
  Computers ..............................     6.0%
  Cosmetics & Personal Care ..............     2.1%
  Diversified Financial Services .........     8.4%
  Entertainment ..........................     3.3%
  Food ...................................     7.2%
  Healthcare Services ....................     7.1%
  Home Builders ..........................     5.2%
  Lodging ................................     3.2%
  Media ..................................     6.0%
  Metal Fabricate & Hardware .............     1.3%
  Mining .................................     3.2%
  Miscellaneous Manufacturing ............     6.9%
  Oil & Gas ..............................     5.8%
  REITs ..................................     2.8%
  Retail .................................     4.1%
  Semiconductors .........................     2.8%
  Telecommunications .....................     2.4%
  Transportation .........................     2.4%
  Trucking & Leasing .....................     3.2%
Short-Term Investments ...................                2.0%
Other Assets and Liabilities .............                2.8%
                                                        -----
  Total Net Assets .......................              100.0%
                                                        =====

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

              Portfolio Characteristics (Unaudited) - (continued)

Credit Quality - % of Corporate Bonds

BB ....................................................     9.1%
B .....................................................    64.6%
CCC or other ..........................................    26.3%
                                                          -----
  Total ...............................................   100.0%
                                                          =====

Maturity (Or Most Likely Call) - % of Corporate Bonds

Less than 1 year ......................................     4.4%
1 - 3 years ...........................................    15.7%
4 - 6 years ...........................................    60.7%
7 - 10 years ..........................................    17.8%
More than 10 years ....................................     1.4%
                                                          -----
  Total ...............................................   100.0%
                                                          =====

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                               December 31, 2007


                                                          Principal Amount   Market Value
                                                         --------------------------------
Corporate Bonds - 95.2%
  Agriculture - 1.4%
  Alliance One Intl. Inc.,
    Company Guarantee, 11.00%, 5/15/2012 ...............     $  100,000     $ 105,000
                                                                            ---------
  Airlines - 1.3%
  Delta Airlines, Inc.,
    Notes, Default, 8.30%, 12/15/2029(1) ...............      2,000,000       100,000
                                                                            ---------
  Apparel - 0.5%
  Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014 .......         50,000        41,250
                                                                            ---------
  Auto Parts & Equipment - 3.5%
  Meritor Automotive, Inc., Notes, 6.80%, 2/15/2009.....        274,000       266,465
                                                                            ---------
  Building Materials - 2.6%
  Ply Gem Industries, Inc.,
    Sr. Subord. Notes, 9.00%, 2/15/2012 ................        250,000       195,000
                                                                            ---------
  Commercial Services - 2.5%
  Great Lakes Dredge & Dock Corp.
    Sr. Subord. Notes, 7.75%, 12/15/2013 ...............        100,000        94,000
  Rent-A-Center, Inc.,
    Sr. Subord. Notes, 7.50%, 5/1/2010 .................        100,000        93,750
                                                                            ---------
                                                                              187,750
                                                                            ---------
  Computers - 6.0%
  Sungard Data Systems, Inc.,
    Company Guarantee, 10.25%, 8/15/2015 ...............        250,000       256,875
  Unisys Corp. Sr. Notes, 7.875%, 4/1/2008 .............        100,000       100,000
  Unisys Corp. Sr. Notes, 8.00%, 10/15/2012 ............        110,000        96,800
                                                                            ---------
                                                                              453,675
                                                                            ---------
  Cosmetics & Personal Care - 2.1%
  Del Laboratories, Inc.,
    Company Guarantee, 8.00%, 2/1/2012 .................        153,000       159,885
                                                                            ---------
  Diversified Financial Services - 8.4%
  Ford Motor Credit Co., LLC, 7.375%, 2/1/2011 .........        250,000       224,023
  GMAC Sr. Unsec. Notes, 5.85%, 1/14/2009 ..............        200,000       191,313
  PMA Capital Sr. Notes, 8.50%, 6/15/2018 ..............        225,000       216,000
                                                                            ---------
                                                                              631,336
                                                                            ---------

See Notes to the Financial Statements.
8

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        December 31, 2007 - (continued)

                                                           Principal Amount   Market Value
                                                          --------------------------------
Corporate Bonds - Continued
  Entertainment - 3.3%
  Mohegan Tribal Gaming Authority,
    Sr. Unsec. Notes, 6.125%, 2/15/2013 .................      $250,000      $245,625
                                                                             --------
  Food - 7.2%
  Dole Foods Co., Sr. Notes, 8.625%, 5/1/2009 ...........       250,000       242,500
  Ingles Markets, Inc.,
    Sr. Subord. Notes, 8.875%, 12/1/2011 ................       100,000       102,000
  Stater Brothers Holdings, Inc.,
    Sr. Notes, 8.125%, 6/15/2012 ........................       200,000       198,500
                                                                             --------
                                                                              543,000
                                                                             --------
  Healthcare Services - 7.1%
  Alliance Imaging, Inc.,
    Sr. Subord. Notes, 7.25%, 12/15/2012 ................       250,000       238,750
  Columbia/HCA, Inc.,
    Debentures, 7.19%, 11/15/2015 .......................       100,000        86,235
  HCA, Inc., Sr. Unsec. Notes, 6.375%, 1/15/2015 ........       250,000       212,500
                                                                             --------
                                                                              537,485
                                                                             --------
  Home Builders - 5.2%
  Beazer Homes USA, Inc.,
    Sr. Notes, 8.375%, 4/15/2012 ........................       250,000       189,375
  Standard Pacific Corp.
    Sr. Subord. Notes, 9.25%, 4/15/2012 .................       200,000        97,000
  WCI Communities, Inc.,
    Company Guarantee, Subord., 9.125%, 5/1/2012.........       200,000       109,000
                                                                             --------
                                                                              395,375
                                                                             --------
  Lodging - 3.2%
  MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013 ..........       250,000       243,750
                                                                             --------
  Media - 6.0%
  Clear Channel Communications,
    Sr. Unsec. Notes, 6.25%, 3/15/2011 ..................       250,000       226,409
  Mediacom LLC / Mediacom Capital Corp.
    Sr. Notes, 7.875%, 2/15/2011 ........................       250,000       230,313
                                                                             --------
                                                                              456,722
                                                                             --------
  Metal Fabricate & Hardware - 1.3%
  Wolverine Tube, Inc., Sr. Notes, 10.50%, 4/1/2009 .....       100,000        95,500
                                                                             --------

                                          See Notes to the Financial Statements.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        December 31, 2007 - (continued)

                                                           Principal Amount   Market Value
                                                          --------------------------------
Corporate Bonds - Continued
  Mining - 3.2%
  USEC Inc., Sr. Notes, 6.75%, 1/20/2009 ................      $250,000      $ 239,375
                                                                             ---------
  Miscellaneous Manufacturing - 6.9%
  Bombardier, Inc., Notes, 6.75%, 5/1/2012(2) ...........       200,000        203,500
  Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012           325,000        319,313
                                                                             ---------
                                                                               522,813
                                                                             ---------
  Oil & Gas - 5.8%
  Brigham Exploration Co.,
    Sr. Notes, 9.625%, 5/1/2014 .........................       250,000        233,125
  Stone Energy Corp.
    Sr. Subord. Notes, 8.25%, 12/15/2011 ................       200,000        201,000
                                                                             ---------
                                                                               434,125
                                                                             ---------
  REITs - 2.8%
  Thornburg Mortgage Inc.,
    Sr. Notes, 8.00%, 5/15/2013 .........................       250,000        212,500
                                                                             ---------
  Retail - 4.1%
  Finlay Fine Jewelry Corp.
    Sr. Notes, 8.375%, 6/1/2012 .........................       100,000         59,000
  Remington Arms, Inc.,
    Sr. Notes, 10.50%, 2/1/2011 .........................       250,000        248,750
                                                                             ---------
                                                                               307,750
                                                                             ---------
  Semiconductors - 2.8%
  Spansion LLC, Sr. Notes, 11.25%, 1/15/2016(2) .........       250,000        213,750
                                                                             ---------
  Telecommunications - 2.4%
  Intelsat Ltd. Sr. Notes, 6.50%, 11/1/2013 .............       250,000        183,125
                                                                             ---------
  Transportation - 2.4%
  Ship Finance Intl. Ltd.
    Sr. Notes, 8.50%, 12/15/2013 ........................       180,000        183,375
                                                                             ---------
  Trucking & Leasing - 3.2%
  Greenbrier Companies, Inc.,
    Sr. Notes, 8.375%, 5/15/2015 ........................       250,000        240,000
                                                                             ---------
  Total Corporate Bonds (Cost $7,792,830)................                    7,194,631
                                                                             ---------

See Notes to the Financial Statements.
10

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                       Schedule of Portfolio Investments
                        December 31, 2007 - (continued)

                                                              Principal Amount   Market Value
                                                             --------------------------------
Short-Term Investments - 2.0%
  U.S. Treasury Bill 1/17/08 (2.32% Discount Rate) ......... $150,000           $  149,836
                                                                                ----------
Total Short-Term Investments (Cost $149,836)................                       149,836
                                                                                ----------
Total Investments - 97.2% (Cost $7,942,666).................                     7,344,467
Other Assets and Liabilities - 2.8% ........................                       208,621
                                                                                ----------
Net Assets - 100.0% ........................................                    $7,553,088
                                                                                ==========

----------------
(1)   Non-income producing security due to default or bankruptcy.

(2) 144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.


                                          See Notes to the Financial Statements.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      Statement of Assets and Liabilities
                               December 31, 2007

Assets
  Investments at market value (cost $7,942,666) ................  $7,344,467
  Receivable for investment securities sold ....................     249,708
  Interest and dividends receivable ............................     146,985
  Prepaid assets ...............................................      12,574
                                                                  ----------
    Total assets ...............................................   7,753,734
                                                                  ----------
Liabilities
  Payable to bank ..............................................     123,189
  Payable for fund shares redeemed .............................      23,773
  Accrued expenses .............................................      53,684
                                                                  ----------
    Total liabilities ..........................................     200,646
                                                                  ----------
Net assets (760,841 shares of beneficial interest outstanding;
  unlimited number of shares authorized; no par value) .........  $7,553,088
                                                                  ==========
Net assets consist of:
  Paid-in capital ..............................................  $8,146,325
  Undistributed net investment income ..........................         988
  Accumulated net realized gain ................................       3,974
  Net unrealized depreciation ..................................    (598,199)
                                                                  ----------
Net assets .....................................................  $7,553,088
                                                                  ==========
Net asset value per share ......................................  $     9.93
                                                                  ==========




See Notes to the Financial Statements.
12

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                            Statement of Operations
                     For the Year Ended December 31, 2007

Investment Income
  Interest income .................................................  $  599,718
                                                                     ----------
  Total income ....................................................     599,718
                                                                     ----------
Expenses
  Investment advisory fees ........................................      65,342
  Legal fees ......................................................      50,000
  Fund servicing fees .............................................      40,000
  Trustee fees ....................................................      23,779
  Registration fees ...............................................      19,343
  Audit fees ......................................................      14,500
  Miscellaneous fees ..............................................       9,431
  Printing and postage fees .......................................       5,000
  Insurance fees ..................................................       3,327
  Transfer agent & custody fees ...................................       2,605
                                                                     ----------
    Gross expenses ................................................     233,327
                                                                     ----------
  Waiver of fees and reimbursement of expenses ....................    (146,205)
                                                                     ----------
    Net expenses ..................................................      87,122
                                                                     ----------
Net investment income .............................................     512,596
                                                                     ----------
Realized and unrealized gain/(loss) on investments
Net realized gain on investments ..................................      98,383
Change in unrealized (depreciation) of investments for the year ...    (755,124)
                                                                     ----------
Net realized and unrealized loss on investments ...................    (656,741)
                                                                     ----------
Net decrease in net assets resulting from operations ..............  $ (144,145)
                                                                     ==========


                                          See Notes to the Financial Statements.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                              For the Year Ended

                                                                                   December 31,
                                                                          -------------------------------
                                                                                2007            2006
                                                                          -------------------------------
Increase/(decrease) in net assets from operations
  Net investment income .................................................  $    512,596    $    190,307
  Net realized gain on investments ......................................        98,383          59,673
  Change in unrealized appreciation/(depreciation) ......................      (755,124)        142,018
                                                                           ------------    ------------
    Net increase/(decrease) in net assets resulting from operations .....      (144,145)        391,998
                                                                           ------------    ------------
Distributions
  Net investment income ($.74 and $.76 per share, respectively) .........      (511,655)       (196,697)
  Net realized gain from investments
    ($.12 and $.20 per share, respectively) .............................       (94,409)        (59,686)
                                                                           ------------    ------------
    Total distributions .................................................      (606,064)       (256,383)
                                                                           ------------    ------------
Capital share transactions*
  Subscriptions .........................................................    10,686,306       2,752,164
  Distributions reinvested ..............................................       553,730         240,194
  Redemptions ...........................................................    (6,160,609)     (2,612,383)
                                                                           ------------    ------------
    Total capital share transactions ....................................     5,079,427         379,975
                                                                           ------------    ------------
Net increase in net assets ..............................................     4,329,218         515,590
Net assets at beginning of year .........................................     3,223,870       2,708,280
                                                                           ------------    ------------
Net assets at end of year ...............................................  $  7,553,088    $  3,223,870
                                                                           ============    ============
Undistributed net investment income (distributions in excess of
  net investment income) included in net assets at end of year ..........  $        988    $         47
* Share information
  Subscriptions .........................................................       986,321         259,183
  Distributions reinvested ..............................................        52,908          22,784
  Redemptions ...........................................................      (579,995)       (246,591)
                                                                           ------------    ------------
    Net increase in shares ..............................................       459,234          35,376
                                                                           ============    ============


See Notes to the Financial Statements.
14

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                             Financial Highlights

The table below sets forth financial data for a share of the Fund outstanding throughout each year:

                                                                       For the Years Ended
                                                                          December 31,
                                                ---------------------------------------------------------------
                                                    2007          2006             2005               2004
                                                ---------------------------------------------------------------
Per share data:
  Net asset value - beginning of year .........  $  10.69      $  10.17         $  10.14         $    10.00*
Income from investment operations:
  Net investment income .......................      0.74          0.74             0.56               0.24
  Net realized and unrealized gain/(loss)
    on investments ............................     (0.64)         0.74             0.06(1)            0.14
                                                 --------------------------------------------------------------
    Total from investment operations ..........      0.10          1.48             0.62               0.38
                                                 --------------------------------------------------------------
Less distributions declared to shareholders:
    Net investment income .....................     (0.74)        (0.76)           (0.54)             (0.24)
    Net realized capital gain .................     (0.12)        (0.20)           (0.05)                 -
                                                 --------------------------------------------------------------
      Total distributions .....................     (0.86)        (0.96)           (0.59)             (0.24)
                                                 --------------------------------------------------------------
Net asset value - end of year                    $   9.93      $  10.69         $  10.17         $   10.14
                                                 ==============================================================
Total investment return .......................      0.74%        15.13%            6.26%              3.86%

Ratios (to average net assets)/
  supplemental data:
Expenses after reimbursement ..................      1.20%         1.20%(2)         1.20%(2)           1.20%(2)
Expenses before reimbursement .................      3.21%         5.15%            3.91%              3.82%
Net investment income .........................      7.06%         7.12%            5.06%              2.69%
Portfolio turnover ............................        37%           58%              31%                21%
Net assets at end of year (000's) .............  $  7,553      $  3,224         $  2,708         $    3,034

----------------
*     Fund commenced operations January 1, 2004.

(1) The amount shown for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(2) Ratio after expense reimbursement, before fees paid indirectly, is 1.20% for each year.


                                          See Notes to the Financial Statements.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               December 31, 2007

1. The Organization

Aegis High Yield Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management company. The Fund is a series of The Aegis Funds, a Delaware statutory trust established July 11, 2003. The Fund commenced operations January 1, 2004.

The Fund's principal investment goal is to seek maximum total return with an emphasis on high current income by investing primarily in a portfolio of corporate bonds rated less than investment grade.

2. Summary of Significant Accounting Policies

Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2007, none of the Fund's net assets were fair valued in accordance with the procedures adopted by the Board. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Federal income taxes. The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner that results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to Fund shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually.

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               December 31, 2007

2. Summary of Significant Accounting Policies - (continued)

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other. The Fund records security transactions based on the trade date. Interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. The specific identification method is used to determine tax cost basis when calculating realized gains and losses.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Advisory Fees and Other Transactions with Affiliates

The Fund entered into an investment management and advisory services agreement (the "Agreement") with Aegis Financial Corporation (the "Advisor") that provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Agreement shall remain in force through December 31, 2008 and may be renewed for additional one-year periods thereafter if approved annually by a majority of the independent members of the Board. The Agreement may be terminated at any time, without penalty, by the Fund on sixty
(60) days' written notice or by the Advisor on ninety (90) days' written notice. The Fund and the Advisor have also entered into an expense limitation agreement that provides for an expense reimbursement from the Advisor if the Fund's expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceed 1.20% of the Fund's average daily net assets. During the year ended December 31, 2007, the Advisor reimbursed the Fund $146,205.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               December 31, 2007

3. Advisory Fees and Other Transactions with Affiliates - (continued)

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities and extraordinary expenses, to exceed 1.20% and the repayment is made within three years after the year in which the Advisor incurred the expense. As of December 31, 2007, there was $339,996 of fees available to be recovered no later than December 31, 2010, of which $88,092, $105,699 and $146,205 are recoverable through December 31, 2008, 2009 and 2010 respectively.

Certain officers and trustees of the Fund are also officers and trustees of the Advisor. The Fund pays each trustee not affiliated with the Advisor fees in cash or Fund shares of $1,000 for each attended board meeting and $500 for each attended committee meeting.

4. Investment Transactions

Purchases and sales of long term investment securities (excluding short term investments) were $7,186,988 and $2,412,620, respectively, for the year ended December 31, 2007.

5. Distributions to Shareholders and Tax Components of Net Assets

At December 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

    Cost of investments ............................   $ 7,942,666
                                                       ===========
    Gross unrealized appreciation ..................   $    58,242
    Gross unrealized depreciation ..................      (656,441)
                                                       -----------
      Net unrealized depreciation ..................   $  (598,199)
                                                       ===========

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

    Undistributed ordinary income ..................   $     4,962
    Unrealized depreciation on investments .........      (598,199)
                                                       -----------
      Total accumulated deficit ....................   $  (593,237)
                                                       ===========

The difference between book basis and tax basis accumulated earnings is due to the treatment of short-term capital gains as ordinary income for tax purposes.

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                         Notes to Financial Statements
                               December 31, 2007

5. Distributions to Shareholders and Tax Components of Net Assets - (continued)

The tax components of dividends paid during the years ended December 31, 2007 and 2006 were as follows:

                                                                2007      2006
                                                              ------------------
    Distributions paid from ordinary income ................. $511,655  $196,697
    Distributions paid from long-term capital gains .........   94,409    59,686
                                                              --------  --------
      Total Distributions ................................... $606,064  $256,383
                                                              ========  ========

The Fund hereby designates approximately $94,409 as capital gain dividends, for the purpose of the dividends paid deduction.

Effective June 30, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

6. Recent Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements". The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Aegis High Yield Fund

We have audited the accompanying statement of assets and liabilities of the Aegis High Yield Fund, including the schedule of portfolio investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aegis High Yield Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                               /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                   BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
February 25, 2008

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

                             Trustees and Officers

                                                             Business Experience and Trusteeships
Name, Age, and Address                Position                     During the Past 5 Years
---------------------------------   ------------   -------------------------------------------------------
William S. Berno* (54)              President,     President and Managing Director of Aegis Financial
1100 North Glebe Road               CCO,           Corporation since 1994; President and Director of the
Suite 1040                          Trustee        Aegis Value Fund since 1997; President and Trustee
Arlington, Virginia 22201                          of the Fund since 2003.

Scott L. Barbee* (36)               Treasurer,     Treasurer and Managing Director of Aegis Financial
1100 North Glebe Road               Secretary,     Corporation since 1997; Secretary of Aegis Financial
Suite 1040                          Trustee        Corporation since 2007; Treasurer and Director of the
Arlington, Virginia 22201                          Aegis Value Fund since 2003; Treasurer and Trustee
                                                   of the Fund since 1997; Secretary of each Fund since
                                                   2006.

David A. Giannini (54)              Trustee        Institutional equity sales and research with Scarsdale
30 Rockefeller Plaza                               Equities since 2006; Institutional equity sales and
Suite 4250                                         research with Sanders Morris Harris,1997-2006;
New York, NY 10112                                 Director of the Aegis Value Fund since 2006; Trustee
                                                   of the Fund since 2006.

Eskander Matta (37)                 Trustee        Senior VP of Internet Services Group, Wells Fargo &
Wells Fargo & Co.                                  Co. since 2002; Director of Strategic Consulting with
550 California Street 2nd Floor                    Cordiant Communications, 2001-2002; Director of
San Francisco, California 94111                    the Aegis Value Fund since 1997; Trustee of the Fund
                                                   since 2003.

V. Scott Soler (38)                 Trustee        Managing Director of Quantum Energy Partners since
Quantum Energy Partners                            2006; Research Analyst and Managing Director of
777 Walker Street                                  Morgan Stanley 1996-2006. Director of the Aegis
Suite 2530                                         Value Fund since 2007; Trustee of the Fund since
Houston, Texas 77002                               2007.

----------------
* Indicates persons who are affiliated with Aegis Financial Corporation, the Fund's investment advisor, and are therefore considered to be "interested persons" under the Investment Company Act of 1940, Section
      (2)(a).

The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling the Fund's toll-free phone number, 800-528-3780.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                               Other Information

                                  (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by request, without charge, by calling the Fund's toll-free telephone number, 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available upon request, without charge, by calling 800-528-3780. The Fund's proxy voting policies and procedures and voting record are also available on the U.S. Securities and Exchange Commission ("SEC") website at http://www.sec.gov.

Code of Ethics

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available, without charge, by calling the Fund toll-free phone number, 800-528-3780.

Fund Holdings

The complete schedules of Fund holdings for the second and fourth quarters of each fiscal year are contained in the Fund's semi-annual and annual shareholder reports, respectively. The Fund files complete schedules of Fund holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Form N-Q are available without charge, upon request, by contacting the Fund at 800-528-3780 and on the SEC's website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

--------------------------------------------------------------------------------




                            AEGIS / HIGH YIELD FUND


                          c/o UMB Fund Services, Inc.
                                 P.O. Box 2175
                           Milwaukee, WI 53201-2175
                             Phone: (800) 528-3780
                         Internet: www.aegisfunds.com

                               Board of Trustees
                                Scott L. Barbee
                               William S. Berno
                               David A. Giannini
                                Eskander Matta
                                V. Scott Soler

                                   Officers
         William S. Berno, President/Interim Chief Compliance Officer
                     Scott L. Barbee, Secretary/Treasurer

                              Investment Advisor
                          Aegis Financial Corporation
                       1100 North Glebe Road, Suite 1040
                        Arlington, Virginia 22201-4798

                                   Custodian
                                UMB Bank, n.a.
                              928 Grand Boulevard
                          Kansas City, Missouri 64106

                            Independent Registered
                            Public Accounting Firm
                        Briggs Bunting & Dougherty, LLP
                       Two Penn Center Plaza, Suite 820
                     Philadelphia, Pennsylvania 19102-1732

                                    Counsel
                              Seward & Kissel LLP
                        1200 G Street, N.W., Suite 350
                            Washington, D.C. 20005



--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item s instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1)The Registrant s Board of Trustees has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)Registrants Audit Committee has determined that it will retain the services of an independent expert when and if such need arises.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) AUDIT FEES: The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,000 for 2007 and $11,500 for 2006.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 in 2007 and $2,000 in 2006.

Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Briggs Bunting & Dougherty, LLP must be pre-approved by the audit committee. All services performed during 2006 and 2007 were pre-approved by the committee.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) Not applicable

     (c) 100%

     (d) Not applicable


(f) The percentage of hours expended on the principal accountants engagement to audit the registrant s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrant s accountant for services rendered to the registrant, and rendered to the registrant s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2007 and $14,000 in 2006.

(h) The registrant s audit committee has considered whether the provision of non-audit services that were rendered to the registrant s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant s independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investment in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES

        Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a)The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



-----------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Aegis Funds

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  March 6, 2008

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  March 6, 2008